Related Party and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-In-Interest Transactions	Related Party and Party-in-Interest Transactions
The Plan’s investments represent funds invested in, or maintained by, Lincoln Financial Group Trust Company, Inc. (“LFGTC”), Lincoln Retirement Services Company, LLC (“LRSC”), Matrix Trust Company and The Charles Schwab Corporation (“Charles Schwab”). LFGTC is the Plan’s Trustee; LRSC, an affiliate of LNC, is the recordkeeper for the Plan; Matrix Trust Company is the custodian for shares of LNC common stock and Charles Schwab is the custodian of the brokerage account assets. Therefore, these investments represent exempt party-in-interest transactions. All fees paid to LFGTC and LRSC for its services provided to the Plan were paid by LNL.

The Plan invests in the LNL investment contract, which is a guaranteed investment contract in the general account of LNL. Total interest income from the LNL investment contract was $1,126,947 for the year ended December 31, 2025.
As of December 31, 2025 and 2024, LFGTC held approximately 3,614,000 and 4,217,000 shares of LNC common stock, respectively, in the Lincoln Stock Fund, of which 11% and 14% were the Plan’s pro-rata share, respectively. For the year ended December 31, 2025, dividend income in the Lincoln Stock Fund was approximately $7,324,000, of which 15% was the Plan’s pro-rata share.